Other information - Schedule of Supplemental Cash Flow Information (Detail) - Seaspan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 183.1	$ 194.3	$ 111.2
Interest received	8.9	3.7	6.8
Undrawn credit facility fee paid	1.7	0.6	2.4
Non-cash transactions:
Dividend reinvestment	1.2	22.8	21.8
Capital contribution through settlement of loans to affiliate	0.0	0.0	6.7
Issuance of New Warrants	0.0	67.5	0.0
Offset of swaption against swap liability termination	0.0	0.0	10.9
Repayment of debt from sale-leaseback transaction proceeds	0.0	0.0	53.2
Settlement of loans to affiliate, accrued interest and other intercompany balances on acquisition	0.0	38.8	0.0
Sale of leased assets in exchange for net investment in the lease (note 5)	316.7	0.0	0.0
Refinancing of existing Term Loans with draws made on the Program (note 9 (c))	302.7	0.0	0.0
Arrangement and Transaction Fees Settled in Shares [Member]
Non-cash transactions:
Arrangement and transaction fees settled in shares	0.0	2.3	4.2
GCI [Member]
Non-cash transactions:
Carrying value of previously held equity in GCI settled on acquisition	0.0	61.9	0.0
Settlement of GCI transaction fees paid by the Company	0.0	15.2	0.0
Class A Common Shares [Member]
Non-cash transactions:
Issuance of shares on acquisition	0.0	13.9	0.0
Series D Preferred Shares [Member]
Non-cash transactions:
Issuance of shares on acquisition	$ 0.0	$ 47.2	$ 0.0